Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of Composition of Assets Grouped by Major Classifications

Composition of assets, grouped by major classifications, and changes therein is as follows:

	Cost				Accumulated depreciation
	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Net book value
	U.S. dollars in thousands
Year ended December 31, 2018:
Laboratory equipment	$3,016	$1,627	$(4)	$4,639	$1,501	$432	$(4)	$1,929	$2,710
Computers	238	37	-	275	154	50	-	204	71
Office furniture and equipment	111	85	-	196	20	15	-	35	161
Leasehold improvements	5,675	1,251	(300)	6,626	237	659	(249)	647	5,979

	$9,040	$3,000	(304)	$11,736	$1,912	$1,156	$(253)	$2,815	$8,921

Year ended December 31, 2017:
Laboratory equipment	$2,024	$1,186	$(194)	$3,016	$1,605	$90	$(194)	$1,501	$1,515
Computers	400	95	(257)	238	368	43	(257)	154	84
Office furniture and equipment	67	83	(39)	111	57	2	(39)	20	91
Leasehold improvements	752	5,233	(310)	5,675	526	21	(310)	237	5,438

	$3,243	$6,597	(800)	$9,040	$2,556	$156	$(800)	$1,912	$7,128

	Cost				Accumulated depreciation
	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Balance at beginning of year	Additions during the year	Balance at end of year	Net book value
		U.S. dollars in thousands
Year ended December 31, 2016:
Laboratory equipment	$1,683	$341	-	$2,024	$1,528	$77	$1,605	$419
Computers	374	26	-	400	336	32	368	32
Office furniture and equipment	66	1	-	67	54	3	57	10
Leasehold improvements	629	123	-	752	508	18	526	226

	$2,752	$491	-	$3,243	$2,426	$130	$2,556	$687